UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21586
                                                    ----------------
            First Trust/Fiduciary Asset Management Covered Call Fund
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------
                     Date of reporting period: June 30, 2007
                                              --------------


    Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JUNE 30, 2007

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

         FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND (FFA)
                                 JUNE 30, 2007

 Shareholder Letter..........................................................  1
 Portfolio Commentary........................................................  2
 Portfolio Components........................................................  4
 Portfolio of Investments....................................................  5
 Statement of Assets and Liabilities......................................... 13
 Statement of Operations..................................................... 14
 Statements of Changes in Net Assets......................................... 15
 Financial Highlights........................................................ 16
 Notes to Financial Statements............................................... 17
 Additional Information...................................................... 21


                         CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Fiduciary Asset Management, LLC ("Fiduciary" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                          PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market value of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares may be worth more or less than their original cost.

                                HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Mohammed Riad and K. Timothy Swanson, Co-Portfolio Managers of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of Fiduciary are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

         FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND (FFA)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007

Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust") we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

We are single-minded about providing a range of investment products, including our family of closed-end funds, to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

The report you hold will give you detailed information about your investment in First Trust/Fiduciary Asset Management Covered Call Fund for the six-month period ended June 30, 2007. I encourage you to read this report and discuss it with your financial advisor.

First Trust is pleased that the Fund is a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities to the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of First Trust/Fiduciary Asset Management Covered Call Fund August 15, 2007

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                                   SUB-ADVISOR

Fiduciary Asset Management, LLC ("Fiduciary") is sub-advisor to First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund"). Fiduciary was founded in 1994 as an employee-owned investment management firm. The investment manager is a federally-registered investment advisor which manages a broad range of equity and fixed-income strategies, including both traditional and hedged strategies, for institutional and private wealth clients. Prior to 1994, Fiduciary was the internal asset management group for a large corporate pension plan for nearly 22 years. It continues to function as such plan's chief investment officer. The investment manager currently supervises and manages approximately $18 billion in client assets.

                            PORTFOLIO MANAGEMENT TEAM

[GRAPHIC OMITTED]
MOHAMMED RIAD PIC

MOHAMMED RIAD
MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER, CHIEF DERIVATIVES STRATEGIST
MEMBER OF STRATEGY COMMITTEE AND INVESTMENT COMMITTEE
Mr. Riad joined Fiduciary in 1999 and has 14 years of investment industry experience. He is a member of the portfolio management team and serves as senior portfolio manager for Fiduciary's institutional and hedged large-cap equity strategies, as well as closed-end and open-end funds. Additionally, Mr. Riad has been instrumental in the development of industry-leading large scale derivatives strategies. He is actively involved with the Strategy Committee's macroeconomic assessment and top-down approach to portfolio management. Prior to joining Fiduciary, Mr. Riad worked in management for six years at Legg Mason Wood Walker in the Washington D.C. and New York offices. Mr. Riad holds an M.B.A. from Washington University in St. Louis and a B.S. in business from Wake Forest University.

[GRAPHIC OMITTED]
K. TIMOTHY SWANSON PIC

K. TIMOTHY SWANSON, CFA
SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, MEMBER OF INVESTMENT COMMITTEE
Mr. Swanson performs quantitative and qualitative research and holds portfolio management duties for Fiduciary's large-cap institutional equity strategies. He implements portfolio management decisions for hedged equity institutional portfolios, as well as closed-end and open-end funds. Mr. Swanson provides the Strategy Committee with statistical and quantitative analysis of macroeconomic, sector, industry, and company-specific recommendations and supporting data. He assists in designing, structuring, and managing Fiduciary's quantitative research effort. Prior to joining Fiduciary, he spent two years as a portfolio manager for institutional and high-net worth clients and spent nearly seven years at A.G. Edwards & Sons as a senior analyst for beverage and tobacco industries, earning eight Wall Street Journal All-Star Analyst awards between 1997 and 2000. He is a Chartered Financial Analyst ("CFA") and member of the St. Louis Society of Financial Analysts. Mr. Swanson received his M.B.A. from Washington University in St. Louis and his bachelor of arts degree from Colgate University.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND

The investment objective of the Fund is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities and writing (selling) covered call options on at least 80% of the Fund's managed assets. Under normal market conditions, the Fund employs an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers, in each case that are traded on U.S. securities exchanges, and on an ongoing and consistent basis, writes (sells) covered call options on at least 80% of the Fund's managed assets.

FUND RECAP

During this six-month period ended June 30, 2007, the Fund produced a net asset value ("NAV") total return of 6.2%. This compared to a 3.8% return for the CBOE S&P 500 BuyWrite Index and a 7.0% return for the S&P 500 Index. The Lehman U.S. Aggregate Fixed Income Index returned 1.0% for the year-to-date period ending June 30, 2007. The market price total return of the Fund was 3.8%.

The Fund declared and paid two quarterly dividends to shareholders during the first six months of 2007. The aggregate amount of these dividends, $0.80 per share, represented ordinary income earned by the Fund's investment portfolio throughout the time period, and computes to an annualized yield of 8.0% on the initial offering price of $20.00 per share. The current annualized yield based on the June 30, 2007 market price of $18.30 is 8.7%.

--------------------------------------------------------------------------------
                          PORTFOLIO COMMENTARY-CONTINUED
--------------------------------------------------------------------------------

MARKET RECAP

After growing at a rate of only 0.7% in the first quarter, the U.S. economy rebounded to an annualized 3.4% rate in the second quarter as companies restocked inventories. Although the Federal Reserve Bank has repeatedly forecast accelerating growth in the second half of this year, we are skeptical such strong growth will occur. Restrictive monetary policy entering its fourth year, near record gasoline prices, a severe housing recession and slowing employment will likely inhibit economic growth in the coming months.

A slowing economy can bring investors good news to offset the impact of slower growth. Apart from food and energy inflation, "core consumption" prices are likely to continue their moderating trend at rates below 2% per annum. Declining inflation rates usually stabilize or lower bond yields and elevate equity price/earnings ratios. This favorable economic environment helped to drive the broader market up nearly 7% through the first six months of the year, notwithstanding a mid-first quarter pull-back due to uncertainties surrounding credit markets and the sub-prime mortgage industry.

PERFORMANCE ANALYSIS

As investor appetite for risk increased year-to-date, valuations for higher-growth industries have correspondingly improved. The portfolio's largest sector concentrations - industrial and information technology - appropriately reflect the firm's top-down theme of favoring large-cap growth equities. For the year-to-date period, these two sectors generated the majority of excess return performance for the underlying equity portfolio relative to an S&P 500 Index benchmark, benefiting from continued global demand in the machinery, aerospace and technology industries. The Fund's exposure to the consumer discretionary sector similarly outpaced benchmark returns, particularly given the Fund's large allocation to the casino industry which continues to attract private equity investment attention due to favorable valuations and strong cash flow growth.

Despite the Fund's underweight allocation to the financial sector, and in particular, the banking industry, the aforementioned concerns regarding the mortgage loan industry negatively impacted overall performance in the Fund's financial equity holdings. The Fund's exposure to the healthcare sector similarly adversely impacted relative performance, with the Fund's exposure to biotechnology and healthcare services industries underperforming the slower growth pharmaceutical industries.

                                SUB-ADVISOR Q&A

HOW DID THE FUND ATTAIN ITS NAV PERFORMANCE?

The Fund's notable NAV performance for the six-month period was due to both an appropriate strategic allocation to the higher growth sectors of the equity market as well as an option overlay strategy that was able to capture the majority of upside in underlying equity performance despite a relatively strong market environment. In contrast, the CBOE S&P 500 BuyWrite Index was limited to capturing just over half of the performance in its underlying equities portfolio, the S&P 500 Index.

WHAT IS YOUR OVERALL OUTLOOK FOR FFA?

Reflecting our economic views, our equity strategy continues to emphasize growth companies in the technology and industrial sectors, which benefit from global trade and are less vulnerable to slower U.S. growth. We have de-emphasized retail stocks, which are more vulnerable to potentially weakening domestic spending. Although financials represent approximately 27% of the S&P 500 earnings, we intend to remain underweighted in this sector until there is more evidence of easing Fed monetary policy.

Our slow-growth scenario for the U.S. economy provides a framework for declining long-term interest rates. In time, the Fed will react to lower inflation by easing its tight monetary policy, which we believe will ignite an equity market rally. Furthermore, market volatility levels have consequently moved markedly higher since the beginning of the year, offering increasingly attractive prices on option premium collection for further enhancing returns within the covered call strategy.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO COMPONENTS (A)
JUNE 30, 2007 (UNAUDITED)


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS

Oil, Gas & Consumable Fuels                                    7.1%
Diversified Financial Services                                 6.8%
Capital Markets                                                6.3%
Aerospace & Defense                                            6.3%
Communications Equipment                                       5.5%
Computers & Peripherals                                        4.6%
Semiconductors & Semiconductor Equipment                       4.5%
Diversified Telecommunication Services                         4.0%
Health Care Providers & Services                               4.0%
Machinery                                                      3.9%
Chemicals                                                      3.9%
Biotechnology                                                  3.8%
Food & Staples Retailing                                       3.8%
Multiline Retail                                               3.7%
Media                                                          3.5%
Software                                                       3.4%
Industrial Conglomerates                                       3.4%
Pharmaceuticals                                                3.3%
Commercial Banks                                               2.6%
Insurance                                                      2.2%
Household Durables                                             1.8%
Electrical Equipment                                           1.7%
Road & Rail                                                    1.7%
Beverages                                                      1.5%
Air Freight & Logistics                                        1.4%
Short Term Investments                                         1.4%
Hotels, Restaurants & Leisure                                  1.3%
Internet  Software & Services                                  1.2%
Textiles, Apparel & Luxury Goods                               1.0%
Energy Equipment & Services                                    0.4%


(a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
   SHARES                         DESCRIPTION                        VALUE
------------      --------------------------------------------     ----------

 COMMON STOCKS (A) - 95.2%

              AEROSPACE & DEFENSE - 6.1%
      155,300 Honeywell International Inc..................... $    8,740,283
       57,400 Rockwell Collins Inc............................      4,054,736
      143,800 United Technologies Corp........................     10,199,734
                                                               ---------------
                                                                   22,994,753
                                                               ---------------
              AIR FREIGHT & LOGISTICS - 1.4%
       47,200 FedEx Corp......................................      5,237,784
                                                               ---------------
              BEVERAGES - 1.4%
       82,600 PepsiCo, Inc....................................      5,356,610
                                                               ---------------
              BIOTECHNOLOGY - 3.7%
       60,900 Amgen, Inc. (b).................................      3,367,161
       58,300 Genentech, Inc. (b).............................      4,410,978
      156,800 Gilead Sciences, Inc. (b).......................      6,079,136
                                                               ---------------
                                                                   13,857,275
                                                               ---------------
              CAPITAL MARKETS - 6.1%
       29,400 Goldman Sachs Group (The), Inc..................      6,372,450
      133,900 Lehman Brothers Holdings, Inc...................      9,978,228
       81,700 Merrill Lynch & Company, Inc....................      6,828,486
                                                               ---------------
                                                                   23,179,164
                                                               ---------------
              CHEMICALS - 3.7%
       96,500 Dow Chemical (The) Company......................      4,267,230
       67,000 E.I. du Pont de Nemours and Company.............      3,406,280
       95,100 Monsanto Company................................      6,423,054
                                                               ---------------
                                                                   14,096,564
                                                               ---------------
              COMMERCIAL BANKS - 2.5%
       52,800 Wachovia Corp...................................      2,706,000
      192,500 Wells Fargo & Company...........................      6,770,225
                                                               ---------------
                                                                    9,476,225
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 5.3%
      328,800 Cisco Systems, Inc. (b).........................      9,157,080
      182,900 Corning, Inc. (b)...............................      4,673,095
       76,800 Motorola, Inc...................................      1,359,360
      112,500 QUALCOMM, Inc...................................      4,881,375
                                                               ---------------
                                                                   20,070,910
                                                               ---------------
              COMPUTERS & PERIPHERALS - 4.4%
       24,400 Apple, Inc. (b).................................      2,977,776
      540,600 EMC Corp. (b)...................................      9,784,860
       38,900 International Business Machines Corp............      4,094,225
                                                               ---------------
                                                                   16,856,861
                                                               ---------------

                         See Notes to Financial Statements.             Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
 SHARES                         DESCRIPTION                          VALUE
------------      --------------------------------------------     ----------

COMMON STOCKS (A) - (CONTINUED)

              DIVERSIFIED FINANCIAL SERVICES - 6.6%
      100,800 Bank of America Corp............................ $    4,928,112
      128,300 CIT Group, Inc..................................      7,034,689
      123,200 Citigroup, Inc..................................      6,318,928
      135,900 JPMorgan Chase & Company........................      6,584,355
                                                               ---------------
                                                                   24,866,084
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 3.9%
      136,200 Amdocs Ltd. (b).................................      5,423,484
      146,600 AT&T Inc........................................      6,083,900
       75,600 Verizon Communications, Inc.....................      3,112,452
                                                               ---------------
                                                                   14,619,836
                                                               ---------------
              ELECTRICAL EQUIPMENT - 1.7%
      136,100 Emerson Electric Company........................      6,369,480
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 0.5%
       62,600 BJ Services Company.............................      1,780,344
                                                               ---------------
              FOOD & STAPLES RETAILING - 3.6%
       74,300 Altria Group Inc................................      5,211,402
       78,900 Wal-Mart Stores, Inc............................      3,795,879
      108,800 Walgreen Company................................      4,737,152
                                                               ---------------
                                                                   13,744,433
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 3.8%
       53,900 Cardinal Health, Inc............................      3,807,496
      113,050 Coventry Health Care, Inc. (b)..................      6,517,333
       83,500 UnitedHealth Group, Inc.........................      4,270,190
                                                               ---------------
                                                                   14,595,019
                                                               ---------------
              HOTELS, RESTAURANTS & LEISURE - 1.2%
      177,600 Starbucks Corp. (b).............................      4,660,224
                                                               ---------------
              HOUSEHOLD DURABLES - 1.7%
       29,300 Centex Corp.....................................      1,174,930
       86,300 Procter & Gamble (The) Company..................      5,280,697
                                                               ---------------
                                                                    6,455,627
                                                               ---------------
              INDUSTRIAL CONGLOMERATES - 3.3%
      324,100 General Electric Company........................     12,406,548
                                                               ---------------
              INSURANCE - 2.1%
      113,100 American International Group, Inc...............      7,920,393
                                                               ---------------
              INTERNET SOFTWARE & SERVICES - 1.1%
      131,600 eBay, Inc. (b)..................................      4,234,888
                                                               ---------------
              MACHINERY - 3.8%
       95,100 Caterpillar, Inc................................      7,446,330
       32,800 Deere & Company.................................      3,960,272
       51,300 Joy Global Inc..................................      2,992,329
                                                               ---------------
                                                                   14,398,931
                                                               ---------------
Page 6                  See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                       MARKET
     SHARES                         DESCRIPTION                        VALUE
------------      --------------------------------------------     ----------

COMMON STOCKS (A) - (CONTINUED)

              MEDIA - 3.4%
       10,590 Citadel Broadcasting Corp....................... $       68,306
      277,100 Comcast Corp., Class A (b)......................      7,792,052
      147,400 Walt Disney (The) Company.......................      5,032,236
                                                               ---------------
                                                                   12,892,594
                                                               ---------------
              MULTILINE RETAIL - 3.6%
      173,400 Nordstrom, Inc..................................      8,864,208
       74,300 Target Corp.....................................      4,725,480
                                                               ---------------
                                                                   13,589,688
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 6.9%
       92,100 Chevron Corp....................................      7,758,504
       36,900 Oil Service Holders Trust.......................      6,451,965
       36,800 Valero Energy Corp..............................      2,718,048
      289,400 Williams Companies (The), Inc...................      9,150,828
                                                               ---------------
                                                                   26,079,345
                                                               ---------------
              PHARMACEUTICALS - 3.2%
      223,100 Pfizer, Inc.....................................      5,704,667
       76,800 Pharmaceutical Holders Trust....................      6,269,952
                                                               ---------------
                                                                   11,974,619
                                                               ---------------
              ROAD & RAIL - 1.6%
       72,000 Burlington Northern Santa Fe Corp...............      6,130,080
                                                               ---------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
      172,200 Broadcom Corp., Class A (b).....................      5,036,850
      268,200 Intel Corp......................................      6,372,432
      135,500 Texas Instruments, Inc..........................      5,098,865
                                                               ---------------
                                                                   16,508,147
                                                               ---------------
              SOFTWARE - 3.3%
      143,900 Adobe Systems, Inc. (b).........................      5,777,585
      256,800 BEA Systems, Inc. (b)...........................      3,515,592
      108,900 Microsoft Corp..................................      3,209,283
                                                               ---------------
                                                                   12,502,460
                                                               ---------------
              TEXTILES, APPAREL & LUXURY GOODS - 1.0%
       65,400 Nike Inc., Class B..............................      3,812,166
                                                               ---------------
              TOTAL COMMON STOCKS (A).........................    360,667,052
              (Cost $364,873,164)                              ---------------


 SHORT-TERM INVESTMENT - 1.3%
              Federal Home Loan Bank ($5,009,000 par,
              Zero Coupon, 07/13/07 maturity)................       5,001,882
              (Cost $5,001,363)                                ---------------
              TOTAL INVESTMENTS  - 96.5%......................    365,668,934
              (Cost $369,874,527) (c)

                        See Notes to Financial Statements.             Page 7

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
                                DESCRIPTION                         VALUE
              ------------------------------------------------ --------------

              CALL OPTIONS WRITTEN - (1.2%)................... $   (4,583,277)
              (Premiums received $6,892,097)
              NET OTHER ASSETS AND LIABILITIES - 4.7%.........      18,028,345
                                                               ---------------
              NET ASSETS - 100.0%............................. $   379,114,002
                                                               ===============
------------------------------------------------------------------------------

       (a) Call options were written on either entire or partial Common Stock positions; all Common Stocks are pledged as collateral.
       (b) Non-income producing security.
       (c) Aggregate cost for federal income tax and financial reporting purposes.

NUMBER OF                                                          MARKET
CONTRACTS                DESCRIPTION                               VALUE
------------  ------------------------------------------------   ------------

CALL OPTIONS WRITTEN - (1.2%)

            Adobe Systems Inc. Call
   666      @ 42.5 due Aug 07..........................        $      (46,620)
                                                               ---------------
            Altria Group Inc. Call
   595      @ 70 due July 07............................              (68,425)
                                                               ---------------
            Amdocs Ltd. Call
 1,042      @ 40 due July 07 ............................            (114,620)
                                                               ---------------
            American International Group, Inc. Call
   995      @ 75 due Aug 07............................               (29,850)
                                                               ---------------
            Amgen Inc. Call
   389      @ 60 due July 07 ............................              (5,835)
                                                               ---------------
            Apple Inc. Call
   244      @ 125 due July 07 ............................            (85,400)
                                                               ---------------
            AT&T Inc. Calls
   500      @ 40 due July 07 ............................             (82,500)
   772      @42.5 due July 07............................             (34,740)
                                                               ---------------
                                                                     (117,240)
                                                               ---------------
            Bank of America Corp. Calls
   282      @ 50 due July 07.............................              (9,870)
   369      @ 52.5 due Aug 07............................              (7,380)
                                                                --------------
                                                                      (17,250)
                                                               ---------------
            BEA Systems, Inc. Call
 1,239     @ 15 due Sept 07............................              (74,340)
                                                               ---------------
            BJ Services Company Call
   500     @30 due July 07...........................                (17,000)
                                                               ---------------
            Broadcom Corp., Class A Call
 1,183     @ 32.5 due Aug 07.........................                (70,980)
                                                               ---------------

Page 8                  See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

NUMBER OF                                                          MARKET
CONTRACTS                DESCRIPTION                               VALUE
------------  ------------------------------------------------   ------------

CALL OPTIONS WRITTEN - (CONTINUED)

                 Burlington Northern Santa Fe Corp. Calls
          122    @ 95 due July 07............................. $       (1,220)
          476    @ 90 due July 07.............................        (19,040)
                                                               ---------------
                                                                      (20,260)
                                                               ---------------
                 Cardinal Health, Inc. Call
          432    @75 due Aug 07............................           (21,600)
                                                               ---------------
                 Caterpillar, Inc. Call
          676    @ 80 due July 07..........................           (87,204)
                                                               ---------------
                 Centex Corp. Calls
          123    @ 45 due July 07.............................         (1,845)
          170    @ 45 due Aug 07..............................         (7,820)
                                                               ---------------
                                                                       (9,665)
                                                               ---------------
                 Chevron Corp. Call
          785    @ 85 due July 07.............................        (94,200)
                                                               ---------------
                 Cisco Systems, Inc. Calls
          974    @ 27.5 due July 07...........................        (73,050)
        2,169    @ 30 due July 07.............................        (21,690)
                                                               ---------------
                                                                      (94,740)
                                                               ---------------
                 CIT Group, Inc. Call
          899    @ 60 due Aug 07.............................         (40,455)
                                                               ---------------
                 Citigroup, Inc. Call
        1,055    @ 55 due July 07............................          (5,275)
                                                               ---------------
                 Comcast Corp., Class A Call
        2,771   @ 30 due Aug 07.............................        (110,840)
                                                               ---------------
                 Corning, Inc. Call
        1,488   @ 25 due Aug 07.............................        (238,080)
                                                               ---------------
                 Coventry Health Care, Inc. Call
          904    @ 60 due July 07............................         (40,680)
                                                               ---------------
                 Deere & Company Calls
          150    @ 105 due Jan 08.............................       (321,750)
          130    @ 125 due July 07............................        (16,250)
                                                               ---------------
                                                                     (338,000)
                                                               ---------------
                 Dow Chemical (The) Company Call
          965    @ 50 due Sept 07............................         (33,775)
                                                               ---------------

                 E.I. du Pont de Nemours and Company Calls
          179    @ 52.5 due July 07...........................         (5,370)
          313    @ 55 due Oct 07..............................        (26,605)
                                                               ---------------
                                                                      (31,975)
                                                               ---------------

                    See Notes to Financial Statements.                  Page 9

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

NUMBER OF                                                          MARKET
CONTRACTS                DESCRIPTION                               VALUE
------------  ------------------------------------------------   ------------

CALL OPTIONS WRITTEN - (CONTINUED)

                 eBay Inc. Calls
          721    @ 32.5 due July 07........................... $      (68,495)
          328    @ 35 due Aug 07..............................        (18,040)
                                                               ---------------
                                                                      (86,535)
                                                               ---------------
                 EMC Corp. Call
        4,205    @ 18 due July 07.............................       (231,275)
                                                                ---------------
                 Emerson Electric Company Call
          986    @ 50 due July 07.............................        (14,790)
                                                               ---------------
                 FedEx Corp. Call
          472    @ 115 due July 07............................        (35,400)
                                                               ---------------
                 Genentech, Inc. Call
          449    @ 80 due July 07.............................        (17,960)
                                                               ---------------
                 General Electric Company Call
        3,241    @ 40 due Sept 07.............................       (259,280)
                                                               ---------------
                 Gilead Sciences, Inc. Call
        1,568    @ 42.5 due July 07...........................        (23,520)
                                                               ---------------
                 Goldman Sachs Group (The) Inc. Call
          294    @ 230 due July 07...........................         (27,930)
                                                               ---------------
                 Honeywell International Inc. Calls
        1,013    @ 60 due July 07.............................        (30,390)
          524    @ 60 due Sept 07.............................        (57,640)
                                                               ---------------
                                                                      (88,030)
                                                               ---------------
                 Intel Corp. Calls
        1,941    @ 25 due July 07............................         (58,230)
          741    @ 25 due Aug 07.............................         (38,532)
                                                               ---------------
                                                                      (96,762)
                                                               ---------------
                 International Business Machines Corp. Call
          330    @ 105 due July 07...........................         (69,300)
                                                               ---------------
                 Joy Global Inc. Call
          350    @ 60 due July 07............................         (42,000)
                                                               ---------------
                 JPMorgan Chase & Company Calls
          532    @ 50 due July 07.............................        (18,620)
          266    @ 52.5 due Aug 07............................         (7,980)
                                                               ---------------
                                                                      (26,600)
                                                               ---------------
                 Lehman Brothers Holdings, Inc. Call
        1,122    @ 80 due July 07.............................        (56,100)
                                                               ---------------
                 Merrill Lynch & Company, Inc. Call
          737    @ 90 due July 07.............................        (36,850)
                                                               ---------------

Page 10                  See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

NUMBER OF                                                          MARKET
CONTRACTS                DESCRIPTION                               VALUE
------------  ------------------------------------------------   ------------

CALL OPTIONS WRITTEN - (CONTINUED)

                 Microsoft Corp. Call
        1,089    @ 32.5 due July 07..........................  $       (4,356)
                                                               ---------------
                 Monsanto Company Call
          673    @ 70 due Aug 07.............................        (117,775)
                                                               ---------------
                 Motorola, Inc. Call
          768    @ 20 due July 07............................          (3,840)
                                                               ---------------
                 Nike Inc., Class B Calls
          254    @ 60 due Aug 07..............................        (29,210)
          400    @ 57.5 due July 07...........................        (60,000)
                                                               ---------------
                                                                      (89,210)
                                                               ---------------
                 Nordstrom Inc. Calls
          300    @ 50 due July 07.............................        (70,500)
        1,127    @ 55 due Aug 07..............................        (90,160)
                                                               ---------------
                                                                     (160,660)
                                                               ---------------
                 Oil Service Holders Trust Calls
          272    @ 170 due July 07............................       (190,400)
           47    @ 175 due July 07............................        (19,740)
                                                               ---------------
                                                                     (210,140)
                                                               ---------------
                 PepsiCo, Inc. Calls
          731    @ 67.5 due July 07...........................        (10,965)
           95    @ 67.5 due Aug 07............................         (5,415)
                                                               ---------------
                                                                      (16,380)
                                                               ---------------
                 Pfizer, Inc. Call
        2,231    @ 30 due Jan 08..............................        (55,775)
                                                               ---------------
                 Pharmaceutical Holders Trust Call
          768    @ 85 due Aug 07.............................         (34,560)
                                                               ---------------
                 Proctor & Gamble (The) Company Calls
          592    @ 65 due July 07.............................         (5,920)
          271    @ 65 due Aug 07..............................         (8,130)
                                                               ---------------
                                                                      (14,050)
                                                               ---------------
                 QUALCOMM, Inc. Calls
          526    @ 42.5 due July 07...........................        (86,790)
          275    @ 47.5 due July 07...........................         (2,750)
                                                               ---------------
                                                                      (89,540)
                                                               ---------------
                 Rockwell Collins Inc. Call
          429    @ 70 due July 07............................         (62,205)
                                                               ---------------
                 Starbucks Corp. Calls
          635    @ 27.5 due July 07...........................        (14,605)
          272    @ 27.5 due Aug 07............................        (17,680)
                                                               ---------------
                                                                      (32,285)
                                                               ---------------
                 Target Corp. Call
          595    @ 65 due Aug 07...............................      (124,950)
                                                               ---------------

                        See Notes to Financial Statements.              Page 11

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

NUMBER OF                                                          MARKET
CONTRACTS                DESCRIPTION                               VALUE
------------  ------------------------------------------------   ------------

CALL OPTIONS WRITTEN - (CONTINUED)

                 Texas Instruments, Inc. Call
        1,220    @ 37.5 due July 07........................... $     (119,560)
                                                               ---------------
                 United Technologies Corp. Calls
          345    @ 70 due Aug 07..............................        (94,875)
          697    @ 75 due Aug 07..............................        (41,820)
                                                               ---------------
                                                                     (136,695)
                                                               ---------------
                 UnitedHealth Group, Inc. Calls
          418    @ 55 due July 07.............................         (6,270)
          208    @ 55 due Aug 07..............................        (11,440)
                                                               ---------------
                                                                      (17,710)
                                                               ---------------
                 Valero Energy Corp. Call
          368    @ 80 due Aug 07..............................        (40,480)
                                                               ---------------
                 Verizon Communications, Inc. Call
          604    @ 45 due Aug 07..............................         (7,550)
                                                               ---------------
                 Wachovia Corp. Call
          431    @ 55 due July 07.............................         (4,310)
                                                               ---------------
                 Wal-Mart Stores, Inc. Call
          789    @ 50 due Aug 07..............................        (47,340)
                                                               ---------------
                 Walgreen Company Call
          915    @ 45 due July 07.............................        (18,300)
                                                               ---------------
                 Walt Disney (The) Company Call
          949    @ 35 due July 07.............................        (42,705)
                                                               ---------------
                 Wells Fargo & Company Call
          842    @ 35 due July 07.............................        (67,360)
                                                               ---------------
                 Williams Companies (The) Inc. Call
        2,315    @ 32.5 due July 07...........................       (138,900)
                                                               ---------------

              TOTAL CALL OPTIONS WRITTEN...................... $   (4,583,277)
                                                               ===============
              (Premiums received $6,892,097)



Page 12                 See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS:
Investments, at value
   Cost ($369,874,527).............................................................................     $ 365,668,934
Cash ..............................................................................................        21,759,602
Prepaid expenses...................................................................................            18,867
Receivables:
   Investment securities sold......................................................................         4,898,558
   Dividends.......................................................................................           289,864
                                                                                                      ---------------
     Total Assets..................................................................................       392,635,825
                                                                                                      ---------------
LIABILITIES:
Options written, at value (Premiums received $6,892,097)...........................................         4,583,277
Payables:
   Investment securities purchased.................................................................         8,438,280
   Investment advisory fees........................................................................           315,609
   Printing fees...................................................................................            86,605
   Audit and legal fees............................................................................            41,350
   Administrative fees.............................................................................            28,537
   Custodian fees..................................................................................             7,995
   Transfer agent fees.............................................................................             3,195
Accrued expenses and other liabilities.............................................................            16,975
                                                                                                      ---------------
     Total Liabilities.............................................................................        13,521,823
                                                                                                      ---------------
NET ASS``ETS.........................................................................................   $   379,114,002
                                                                                                      ===============

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) on investments sold and written options transactions..........   $       316,628
Net unrealized appreciation (depreciation) on investments and options written......................       (1,896,773)
Par value..........................................................................................           199,732
Paid-in capital....................................................................................       380,494,415
                                                                                                      ---------------
NET ASSETS.........................................................................................   $   379,114,002
                                                                                                      ===============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...............................   $         18.98
                                                                                                      ===============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)........        19,973,164
                                                                                                      ===============


                        See Notes to Financial Statments                Page 13

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
Dividends..........................................................................................   $     2,702,061
Interest...........................................................................................            40,883
                                                                                                      ---------------
     Total investment income.......................................................................         2,742,944
                                                                                                      ---------------
EXPENSES:
Investment advisory fees...........................................................................         1,877,659
Administration fees................................................................................           170,049
Audit and legal fees...............................................................................            55,652
Printing fees......................................................................................            48,321
Custodian fees.....................................................................................            46,783
Trustees' fees and expenses........................................................................            20,566
Transfer agent fees................................................................................            15,625
Other..............................................................................................            51,359
                                                                                                      ---------------
     Total expenses................................................................................         2,286,014
                                                                                                      ---------------
NET INVESTMENT INCOME..............................................................................           456,930
                                                                                                      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.....................................................................................        20,046,731
   Written option transactions.....................................................................        (3,362,003)
                                                                                                      ---------------
Net realized gain (loss)...........................................................................        16,684,728
                                                                                                      ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments.....................................................................................         3,935,783
   Written option transactions.....................................................................         1,439,520
                                                                                                      ---------------
Net change in unrealized appreciation (depreciation)...............................................         5,375,303
                                                                                                      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................        22,060,031
                                                                                                      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................   $    22,516,961
                                                                                                      ===============



Page 14                               See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                ENDED            YEAR
                                                                                              06/30/2007         ENDED
                                                                                              (UNAUDITED)     12/31/2006
                                                                                           ---------------  --------------
OPERATIONS:
Net investment income.................................................................     $      456,930    $     494,038
Net realized gain (loss) .............................................................         16,684,728       29,877,195
Net change in unrealized appreciation (depreciation)..................................          5,375,303      (5,083,893)
                                                                                           --------------    -------------
Net increase (decrease) in net assets resulting from operations.......................         22,516,961       25,287,340
                                                                                           --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................................           (456,930)       (494,038)
Net realized gain ....................................................................        (15,521,601)    (31,463,024)
                                                                                           --------------    -------------
Total distributions to shareholders...................................................        (15,978,531)    (31,957,062)
                                                                                           --------------    -------------
Net increase (decrease) in net assets.................................................          6,538,430      (6,669,722)

NET ASSETS:
Beginning of period...................................................................        372,575,572      379,245,294
                                                                                           --------------    -------------
End of period ........................................................................     $  379,114,002    $ 372,575,572
                                                                                           ==============    =============
Accumulated net investment income (loss) at end of period ............................     $           --    $          --
                                                                                           ==============    =============



                            See Notes to Financial Statements.           Page 15

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                           SIX MONTHS
                                                              ENDED            YEAR            YEAR           PERIOD
                                                            06/30/2007         ENDED           ENDED           ENDED
                                                            (UNAUDITED)     12/31/2006      12/31/2005       12/31/2004 (a)
                                                            -----------     -----------     -----------     -----------
 Net asset value, beginning of period................       $     18.65      $    18.99     $     19.97     $     19.10 (b)
                                                            -----------     -----------     -----------     -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)........................              0.02            0.02            0.01           (0.01)
 Net realized and unrealized gain (loss) ............              1.11            1.24            0.61            1.46
                                                            -----------     -----------     -----------     -----------
 Total from investment operations....................              1.13            1.26            0.62            1.45
                                                            -----------     -----------     -----------     -----------
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net investment income...............................             (0.02)           0.02)          (0.01)           --
 Net realized gain ..................................             (0.78)          (1.58)          (1.59)          (0.54)
                                                            -----------     -----------     -----------     -----------
 Total distributions ................................             (0.80)          (1.60)          (1.60)          (0.54)
                                                            -----------     -----------     -----------     -----------
 Common Shares offering costs charged to paid-in capital         --              --             --                (0.04)
                                                            -----------     -----------     -----------     -----------
 Net asset value, end of period......................       $     18.98     $    18.65      $     18.99     $     19.97
                                                            ===========     ===========     ===========     ===========
 Market value, end of period.........................       $     18.30     $    18.41      $     17.12     $     20.00
                                                            ===========     ===========     ===========     ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (C) (D).......             6.22%           7.09%           3.48%           7.29%
                                                            ===========     ===========     ===========     ===========
 TOTAL RETURN BASED ON MARKET VALUE (D) (E)..........             3.75%          17.26%           (6.85)%          2.62%
                                                            ===========     ===========     ===========     ===========
--------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)................       $  379,114      $  372,576      $ 379,245       $ 395,024
 Ratio of total expenses to average net assets.......             1.22%(f)        1.24%          1.23%           1.26%(f)
 Ratio of net investment income (loss) to average net assets      0.24%(f)        0.13%          0.04%         (0.09)%(f)
 Portfolio turnover rate.............................             102%             131%            266%             73%

--------------------------------------------------
(a) Initial seed date of August 17, 2004. The Fund commenced operations on August 26, 2004.
(b) Net of sales load of $0.90 per Common Share on initial offering.
(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(d)  Total return is not annualized for periods less than one year.
(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.
(f)  Annualized.



Page 16                                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                              JUNE 30, 2007 (UNAUDITED)

                                1. FUND DESCRIPTION

First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities and writing (selling) call options on at least 80% of the Fund's Managed Assets ("Managed Assets" means the average daily gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding Common Shares and accrued liabilities, including the value of call options written). There can be no assurance that the Fund's investment objective will be achieved.

                          2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written
(sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

B. OPTION CONTRACTS:

COVERED OPTIONS. When the Fund purchases equity securities, it simultaneously writes (sells) covered call or put options ("options") on substantially all of such equity securities. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                              JUNE 30, 2007 (UNAUDITED)

payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The Fund writes (sells) options on at least 80% of the Fund's Managed Assets. These options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the ability of Fiduciary Asset Management, LLC ("Fiduciary" or the "Sub-Advisor") to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2006 is as follows:

Distributions paid from:

Ordinary Income................................                     $ 26,007,917
Long-Term Capital Gains........................                        5,949,145

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains..........                    $  1,141,089
Net Unrealized Depreciation....................                     (10,037,577)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                              JUNE 30, 2007 (UNAUDITED)

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of June 30, 2007, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ACCOUNTING PRONOUNCEMENT:

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 could have on the Fund's financial statement disclosures.

           3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Fiduciary serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

On April 13, 2007, Piper Jaffray Companies announced a definitive agreement to acquire Fiduciary for approximately $66 million in cash (the "Acquisition"). Subject to certain approvals, the Acquisition is expected to be completed during 2007. The Acquisition, if completed, will result in a change of control of Fiduciary which would constitute an assignment of the sub-advisory agreement among the Fund, Fiduciary and First Trust, thus having the effect under the 1940 Act of automatically terminating the sub-advisory agreement. The Board of Trustees of the Fund has been evaluating the Fund's alternatives.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company for each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust Fund Complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to January 1, 2007, each fund paid each Independent Trustee an annual retainer of $10,000, which included compensation for all board and committee meetings.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                              JUNE 30, 2007 (UNAUDITED)

                4. PURCHASES AND SALES OF SECURITIES AND OPTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2007 were $377,299,218 and $406,322,355, respectively.

As of June 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,298,799 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,195,572.

Written option activity was as follows.

                                                    NUMBER
                                                      OF
                                                   CONTRACTS     PREMIUMS
                                                   ----------   ------------
WRITTEN OPTIONS
Options outstanding at December 31, 2006.....        71,400     $ 8,241,701
Options written..............................       264,882      28,609,366
Options expired..............................       (59,215)     (4,298,540)
Options exercised............................        (1,276)       (161,971)
Options closed...............................      (210,747)    (25,498,459)
                                                  ---------     -----------
Options outstanding at June 30, 2007.........        65,044     $ 6,892,097
                                                  =========     ===========

                                5. COMMON SHARES

As of June 30, 2007, 19,973,164 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                        FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                             JUNE 30, 2007 (UNAUDITED)

                            DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

         (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

         (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.
--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                             JUNE 30, 2007 (UNAUDITED)

                                 PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund was held on April 16, 2007. At the Annual Meeting, Trustee Keith was elected for a one-year term; Trustees Erickson and Kadlec were elected for two-year terms; and Trustees Bowen and Nielson were elected for three-year terms. The number of votes cast in favor of James A. Bowen was 15,800,924, the number of votes withheld was 136,240 and the number of abstentions was 4,036,000. The number of votes cast in favor of Niel B. Nielson was 15,801,177, the number of votes withheld was 135,987 and the number of abstentions was 4,036,000. The number of votes cast in favor of Richard E. Erickson was 15,804,278, the number of votes withheld was 132,886 and the number of abstentions was 4,036,000. The number of votes cast in favor of Thomas R. Kadlec was 15,803,067, the number of votes withheld was 134,097 and the number of abstentions was 4,036,000. The number of votes cast in favor of Robert F. Keith was 15,802,022, the number of votes withheld was 135,142 and the number of abstentions was 4,036,000.

                           NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 10, 2007, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Form N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer to the Fund's public disclosure in such reports and that are required by Rule 30a-2 under the 1940 Act.

                                   BY-LAW AMENDMENTS

On June 12, 2006 and December 11, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund, including the implementation of a staggered Board of Trustees. The changes were not required to be, and were not, approved by the Fund's shareholders. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                             JUNE 30, 2007 (UNAUDITED)


                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

The Board of Trustees of First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Fiduciary Asset Management, LLC (the "Sub-Advisor"), at a meeting held on March 12, 2007. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor meets the Fund's investment objectives. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("LIPPER"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund. Based on the information provided, the Board noted that the Fund's management fees were in the fifth quintile of both the Lipper peer group and the Advisor peer group and that the Fund's expense ratio was in the fourth quintile of both the Lipper peer group and the Advisor peer group. The Board also considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund and noted that the Advisor pays the Sub-Advisor out of the advisory fees it receives from the Fund. Finally, the Board considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                             JUNE 30, 2007 (UNAUDITED)

The Board also considered the Fund's performance for the one- and two-year periods ended December 31, 2006, as applicable, as compared to the performance of a relevant benchmark index and to a performance universe selected by Lipper. The Board noted that the Fund's performance was in the fifth quintile of the performance universe for both periods and that the Fund underperformed its benchmark for the one-year period. The Board noted the Sub-Advisor's representation that the Fund's hedged strategy will typically underperform in strong markets and that the Fund's large cap growth investment strategy has been out of favor. The Board also considered performance data provided by the Advisor for the one-year and since-inception periods. The Board also considered an analysis of the Fund's premium/discount prepared by the Advisor and noted that the Fund's premium/discount was generally indicative of the asset class. The Board concluded that the Fund's performance was reasonable.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Fund and had indicated that, because the Fund is a closed-end fund that is not issuing more shares other than pursuant to its dividend reinvestment plan, the Advisor believed that any discussion of economies of scale was not meaningful. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed-end funds for the twelve months ended December 31, 2006, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not unreasonable in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall-out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall-out benefits received by the Advisor or its affiliates would appear to be attenuated.

The Board considered the Sub-Advisor's representation that economies of scale are not as evident in regards to closed-end funds since the assets are fixed and that any economies of scale realized by the Sub-Advisor will be across a variety of products and services and not only in respect to the Fund. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board also considered data provided by the Sub-Advisor as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not unreasonable in light of the services provided to the Fund. The Board considered the fall-out benefits realized by the Sub-Advisor from its relationship with the Fund, including soft-dollar arrangements, and considered the Sub-Advisor's summary of its soft-dollar policies and procedures.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                               PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "FUND") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

o Information about your transactions with us, our affiliates or others;

o Information we receive from your inquiries by mail, e-mail or telephone; and

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                             JUNE 30, 2007 (UNAUDITED)


o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

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

                         BACK COVER SUPPLIED BY PRINTER

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

       (a)  Not applicable.

       (b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

       (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
            Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

       (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

       (a)(1) Not applicable.

       (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

       (a)(3) Not applicable.

       (b)    Certifications  pursuant to Rule 30a-2(b)under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust/Fiduciary Asset Management Covered Call Fund
            -----------------------------------------------------------------
By (Signature and Title)* /s/ James A. Bowen
                         ----------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date              August 31, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                         ----------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date              August 31, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                         -----------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller,
                         Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              August 31, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.